Revenue (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) [Line Items]
Deferred revenue		$ 34.6	$ 5.4
Collaboration revenue		$ 3.2	$ 3.9
Remaining performance obligation		3 years	3 years 3 months 18 days
Deferred revenue			$ 5.4	$ 5.2
Collaboration revenue			3.9	5.0
Other revenue			1.5	$ 0.2
Illumina, Cambridge Ltd. [Member]
Revenue (Details) [Line Items]
Deferred revenue	$ 30.0
Remaining performance obligation		9 years
Revenue agreement, initial transaction price		$ 30.0
Service And Other Revenues [Member]
Revenue (Details) [Line Items]
Deferred revenue		$ 1.4	$ 1.5